UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

The New Germany Fund, Inc.

Schedule of Investments                                                                              as of March 31, 2018 (Unaudited)

	Shares	Value ($)
Germany 84.8%
Common Stocks 79.7%
Aerospace & Defense 4.2%
MTU Aero Engines AG	85,500	14,381,893

Auto Components 1.6%
Hella GmbH & Co. KGaA	33,000	2,166,801
Leoni AG	49,623	3,167,974
		5,334,775
Chemicals 9.0%
Covestro AG 144A	69,826	6,856,624
Evonik Industries AG	137,973	4,858,822
K+S AG (Registered)†	186,845	5,385,214
LANXESS AG	67,981	5,199,263
Symrise AG	90,405	7,265,547
Wacker Chemie AG	8,315	1,363,387
		30,928,857
Construction & Engineering 0.3%
HOCHTIEF AG	5,000	932,652

Electrical Equipment 6.4%
OSRAM Licht AG	215,840	15,860,117
Varta AG*	255,613	5,971,733
		21,831,850
Electronic Equipment, Instruments & Components 1.0%
Jenoptik AG	96,297	3,400,643

Food & Staples Retailing 1.6%
METRO AG	314,370	5,562,445

Health Care Technology 1.7%
CompuGroup Medical SE	108,340	5,853,461

Independent Power & Renewable Electricity Producers 1.8%
Uniper SE	207,060	6,301,374

Industrial Conglomerates 0.4%
Rheinmetall AG	10,000	1,418,344

Insurance 2.7%
Talanx AG	212,438	9,231,294

Internet & Direct Marketing Retail 4.4%
Zalando SE 144A*	278,100	15,141,624

Internet Software & Services 6.9%
Delivery Hero AG 144A*	77,005	3,721,134
Scout24 AG 144A	153,859	7,158,762
United Internet AG (Registered)	176,379	11,082,344
XING SE	6,192	1,800,636
		23,762,876
IT Services 4.0%
Wirecard AG	115,826	13,660,893

Life Sciences Tools & Services 1.4%
Evotec AG*†	122,525	2,395,442
MorphoSys AG*	24,464	2,496,718
		4,892,160
Machinery 2.9%
KION Group AG	104,537	9,735,521

Media 0.8%
CTS Eventim AG & Co. KGaA	18,143	849,066
Stroeer SE & Co. KGaA	24,861	1,734,796
		2,583,862

	Shares	Value ($)
Metals & Mining 2.0%
Aurubis AG	56,807	4,769,350
Salzgitter AG	39,539	2,019,557
		6,788,907
Multi-Utilities 1.8%
Innogy SE 144A	131,077	6,200,297

Pharmaceuticals 0.5%
Dermapharm Holding SE*	56,349	1,666,346

Real Estate Management & Development 5.8%
Deutsche Wohnen SE	155,312	7,237,825
Instone Real Estate Group BV 144A*	136,081	3,095,516
LEG Immobilien AG	71,853	8,069,930
TLG Immobilien AG	56,975	1,562,259
		19,965,530
Semiconductors & Semiconductor Equipment 3.5%
Siltronic AG*	70,377	12,006,809

Software 1.8%
Software AG	120,634	6,307,058

Specialty Retail 1.5%
CECONOMY AG	433,926	4,988,743

Textiles, Apparel & Luxury Goods 2.7%
HUGO BOSS AG	20,918	1,820,002
Puma SE	15,477	7,545,601
		9,365,603
Trading Companies & Distributors 4.1%
Brenntag AG	239,002	14,194,252

Transportation Infrastructure 3.1%
Fraport AG Frankfurt Airport Services Worldwide	109,007	10,736,204

Wireless Telecommunication Services 1.8%
1&1 Drillisch AG	93,137	6,270,039

Preferred Stocks 5.1%
Health Care Equipment & Supplies 3.0%
Sartorius AG (Cost $4,937,802)	72,580	10,129,236

Machinery 2.1%
Jungheinrich AG (Cost $4,675,150)	163,233	7,217,578
Total Germany (Cost $191,411,571)		290,791,126

Netherlands 12.6%
Common Stocks
Aerospace & Defense 10.5%
Airbus SE	312,426	36,034,115

Life Sciences Tools & Services 2.1%
QIAGEN NV*	219,411	7,081,929
Total Netherlands (Cost $10,937,534)		43,116,044

Italy 1.1%
Common Stocks
Health Care Equipment & Supplies 1.1%
DiaSorin SpA (Cost $3,847,053)	41,776	3,754,984

France 0.5%
Common Stocks
Health Care Equipment & Supplies 0.5%
Sartorius Stedim Biotech (Cost $1,491,332)	18,362	1,658,348

United Kingdom 0.5%
Common Stocks
Semiconductors & Semiconductor Equipment 0.5%
Dialog Semiconductor PLC* (Cost $2,150,177)	69,665	1,652,811

	Shares	Value ($)
Securities Lending Collateral 1.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (Cost $6,620,705) (a) (b)	6,620,705	6,620,705

Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 1.64% (Cost $2,541,102) (b)	2,541,102	2,541,102

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $218,999,474)	102.1	350,135,120
Other Assets and Liabilities, Net	(2.1)	(7,115,838)
Net Assets	100.0	343,019,282

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 1.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.56% (a) (b)
2,096,047	18,971,881	14,447,223	-	-	49,121	-	6,620,705	6,620,705
Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 1.64% (b)
3,180,295	33,520,861	34,160,054	-	-	10,667	-	2,541,102	2,541,102
5,276,342	52,492,742	48,607,277	-	-	59,788	-	9,161,807	9,161,807

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2018 amounted to $6,395,000, which is 1.9% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Germany	$290,791,126	$—	$—	$290,791,126
Netherlands	43,116,044	—	—	43,116,044
Italy	3,754,984	—	—	3,754,984
France	1,658,348	—	—	1,658,348
United Kingdom	1,652,811	—	—	1,652,811
Short-Term Instruments (c)	9,161,807	—	—	9,161,807
Total	$350,135,120	$—	$—	$350,135,120

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Paul Shubert Paul Shubert Chief Financial Officer and Treasurer

Date:	May 23, 2018